Financial Risk Management - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Financial risk management [Abstract]
Transfer into level 3 assets	$ 0
Transfer out of level 3 assets	0
Transfer into level 3 liabilities	0
Transfer out of level 3 liabilities	$ 0